WELLS
                                  MUTUAL FUNDS



May 1, 2006


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


     Re:   Wells Family of Real Estate Funds (the "Trust")
           File No. 333-35677


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 11) has been filed electronically.

     Please contact the undersigned at 513/587-3403 if you have any questions or comments concerning this filing.


Very truly yours,

/s/ John F. Splain

John F. Splain
Secretary






P.O. Box 46707      Cincinnati, Ohio 45247-0707      Phone: 1-800-282-1581      Fax: 513-587-3450      www.wellsref.com